PROPERTY AND EQUIPMENT, NET - Acquired under capital leases (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Capital lease assets
Capital leases assets, gross	¥ 1,977,253	¥ 1,312,454
Less: Accumulated depreciation	(114,827)	(64,151)
Capital leases assets, net	1,862,426	1,248,303
Buildings
Capital lease assets
Capital leases assets, gross	1,964,535	1,286,079
Asset under construction
Capital lease assets
Capital leases assets, gross	419,177	313,721
Data center equipment
Capital lease assets
Capital leases assets, gross	¥ 12,718	¥ 26,375